Contingent Liabilities and Commitments_Details Of Payment Guarantees(Details)	12 Months Ended
	Dec. 31, 2017 KRW (₩) ₩ / shares	Dec. 31, 2016 KRW (₩)
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	₩ 7,637,472,000,000	₩ 8,204,668,000,000
Contingent Liability For Commitments	105,207,038,000,000	101,369,304,000,000
The Face Value Of The Securities Which The Group Sold To General Customers Through The Bank Tellers	372,000,000	5,731,000,000
Confirmed payment guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	5,001,971,000,000	5,919,291,000,000
Confirmed payment guarantees in Korean won
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	783,089,000,000	1,188,002,000,000
Payment guarantees for KB purchasing loan
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	252,817,000,000	329,051,000,000
Other payment guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	530,272,000,000	858,951,000,000
Confirmed payment guarantees in foreign currency
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	3,558,878,000,000	4,348,745,000,000
Acceptances of letter of credit
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	147,987,000,000	234,125,000,000
Letter of guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	60,853,000,000	64,189,000,000
BidBondMember
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	46,984,000,000	64,242,000,000
Performance bond
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	563,506,000,000	703,076,000,000
Refund guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	778,779,000,000	1,689,343,000,000
Other payment guarantees in foreign currency
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	1,960,769,000,000	1,593,770,000,000
Financail guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	660,004,000,000	382,544,000,000
Guarantees for Debenture-Issuing
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	0	31,000,000,000
Payment guarantees for mortgage
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	57,446,000,000	25,994,000,000
Overseas debt guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	285,576,000,000	272,255,000,000
International financing guarantees in foreign currencies
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	46,953,000,000	52,961,000,000
Other financing payment guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	270,029,000,000	334,000,000
Unconfirmed acceptances and guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	2,635,501,000,000	2,285,377,000,000
Guarantees of letter of credit
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	2,250,542,000,000	2,068,105,000,000
Refund guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	384,959,000,000	217,272,000,000
Commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	102,183,167,000,000	97,005,556,000,000
Corporate loan commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	32,857,616,000,000	35,723,627,000,000
Retail loan commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	16,074,323,000,000	15,789,809,000,000
Credit line on credit cards
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	49,299,924,000,000	43,937,899,000,000
Purchase of other security investment and others
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	3,951,304,000,000	1,554,221,000,000
Financial Guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	3,023,871,000,000	4,363,748,000,000
Credit line
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	2,669,071,000,000	3,334,648,000,000
Purchase of security investment
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	₩ 354,800,000,000	₩ 1,029,100,000,000
Law Suits As Plaintiff In The Normal Course Of The Business Member [Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number | ₩ / shares	121
Estimated Financial Effect Of Contingent Assets	₩ 510,954,000,000
Explanation Of Possibility Of Reimbursement Contingent Liabilities	The Group has filed 121 lawsuits excluding minor lawsuits in relation to the collection or management of loans., involving aggregate claims of KRW 510,954 million
Law Suits As Defendant In The Normal Course Of The Business Member [Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number | ₩ / shares	288
Loss Contingency Damages Sought Value	₩ 220,957,000,000
Explanation Of Possibility Of Reimbursement Contingent Liabilities	The Group faces 288 lawsuits as the defendant and excluding minor lawsuits in relation to the collection or management of loans involving aggregate damages of KRW 220,957 million which arose in the normal course of the business and are still pending
Construction Contracts Related To Headquarter Building Member[Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contractual Commitments For Acquisition Of Property Plant And Equipment	₩ 150,051,000,000
Construction Contracts Related To It Center Member[Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contractual Commitments For Acquisition Of Property Plant And Equipment	₩ 105,175,000,000
Law Suits Cyber Incident Member [Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number | ₩ / shares	120
Loss Contingency Damages Sought Value	₩ 10,291,000,000
Loss Contingency Accrual At Carrying Value	₩ 11,078,000,000
Explanation Of Possibility Of Reimbursement Contingent Liabilities	While setting up a fraud detection system, a computer contractor employed by the personal credit ratings firm Korea Credit Bureau caused a widespread data breach in June 2013, resulting in the theft of cardholders' personal information. As a result of the leakage of customer personal information, the KB Kookmin Card received a notification from the Financial Services Commission that the KB Kookmin Card is subject to a temporary three-month operating suspension as of February 16, 2014. In respect of the incident, the Group faces 120 legal claims filed as the defendant, with an aggregate claim of ₩ 10,291million as of December 31, 2017. A provision liability of ₩ 11,078 million has been recognized for these pending lawsuits. In addition, the additional lawsuits may be filed against the Group. Meanwhile, the final outcome of the cases cannot be reasonably ascertained.